Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,575,671.43

Principal:
Principal Collections	$22,283,026.99
Prepayments in Full	$13,118,936.26
Liquidation Proceeds	$307,421.68
Recoveries	$834.80
Sub Total	$35,710,219.73
Collections	$39,285,891.16

Purchase Amounts:
Purchase Amounts Related to Principal	$202,690.71
Purchase Amounts Related to Interest	$1,357.06
Sub Total	$204,047.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,489,938.93

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$39,489,938.93
Servicing Fee	$823,830.99	$823,830.99	$0.00	$0.00	$38,666,107.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,666,107.94
Interest - Class A-2 Notes	$108,922.91	$108,922.91	$0.00	$0.00	$38,557,185.03
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$38,364,145.03
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$38,290,469.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,290,469.36
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$38,253,968.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,253,968.86
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$38,225,027.86
Third Priority Principal Payment	$7,471,399.24	$7,471,399.24	$0.00	$0.00	$30,753,628.62
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$30,713,725.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,713,725.12
Regular Principal Payment	$33,830,094.32	$30,713,725.12	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,489,938.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$7,471,399.24
Regular Principal Payment					$30,713,725.12
Total					$38,185,124.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,185,124.36	$87.82	$108,922.91	$0.25	$38,294,047.27	$88.07
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$38,185,124.36	$28.46	$480,983.58	$0.36	$38,666,107.94	$28.82

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$343,967,077.52	0.7910926	$305,781,953.16	0.7032704
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$958,777,077.52	0.7145401	$920,591,953.16	0.6860822

Pool Information
Weighted Average APR	4.325%	4.323%
Weighted Average Remaining Term	49.55	48.73
Number of Receivables Outstanding	47,690	46,456
Pool Balance	$988,597,183.88	$952,386,872.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$960,020,928.87	$924,995,678.28
Pool Factor	0.7305940	0.7038338

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$14,285,803.08
Yield Supplement Overcollateralization Amount	$27,391,193.85
Targeted Overcollateralization Amount	$34,911,288.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,794,918.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		182	$298,236.11
(Recoveries)		11	$834.80
Net Losses for Current Collection Period			$297,401.31
Cumulative Net Losses Last Collection Period			$1,101,722.68
Cumulative Net Losses for all Collection Periods			$1,399,123.99

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.36%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.26%	549	$12,020,022.15
61-90 Days Delinquent	0.13%	55	$1,283,420.72
91-120 Days Delinquent	0.03%	10	$257,760.14
Over 120 Days Delinquent	0.02%	9	$170,002.48
Total Delinquent Receivables	1.44%	623	$13,731,205.49

Repossession Inventory:
Repossessed in the Current Collection Period		32	$680,401.90
Total Repossessed Inventory		46	$1,069,204.16

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2955%
Preceding Collection Period			0.5454%
Current Collection Period			0.3677%
Three Month Average			0.4029%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1187%
Preceding Collection Period			0.1216%
Current Collection Period			0.1593%
Three Month Average			0.1332%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer